ORGANIZATION - Units Outstanding (Details) - Blue Owl Operating Group	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
GP Units (in shares)	404,919,411
Common Unit (in shares)	993,898,327
Compensation:
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Instruments other than options outstanding (in shares)	26,074,330
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units (in shares)	23,244,373